Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2015		Sep. 30, 2014		Sep. 30, 2013
AOCI, Net of Tax [Roll Forward]
Beginning Balance		$ (7,961)		$ (11,048)
Qualified cash flow hedging instruments		(11,309)	[1]	(1,548)	[1]	$ 0
Change in prior service cost	$ (26,100)	696	[2]	6,095	[2]	(1,671)
Amortization of actuarial gain (loss)		(1,195)	[2]	1,594	[2]	3,399
Current-period other comprehensive income (loss)		(11,808)		6,141		1,966
Income tax expense related to other comprehensive income (loss)		(5,533)		3,054		813
Ending Balance	(14,236)	(14,236)		(7,961)		(11,048)
Washington Gas Light Company
AOCI, Net of Tax [Roll Forward]
Beginning Balance		(6,413)		(11,048)
Change in prior service cost		696	[3]	6,095	[3]	(1,671)
Amortization of actuarial gain (loss)		(1,195)	[3]	1,594	[3]	3,399
Current-period other comprehensive income (loss)		(499)		7,689
Income tax expense related to other comprehensive income (loss)		(200)		3,054		813
Ending Balance	$ (6,712)	$ (6,712)		$ (6,413)		$ (11,048)

[1]	(a) Cash flow hedging instruments represent interest rate swap agreements related to debt issuances. Refer to Note 14—Derivative and Weather-related Instruments for further discussion of the interest rate swap agreements.
[2]	(b) These accumulated other comprehensive income (loss) components are included in the computation of net periodic benefit cost. Refer to Note 10-Pension and other post-retirement benefit plans for additional details.
[3]	(a) These accumulated other comprehensive income (loss) components are included in the computation of net periodic benefit cost. Refer to Note 10-Pension and other post-retirement benefit plans for additional details.